Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2023 and 2022:

	2023		2022
	Level 1	Level 2	Level 1	Level 2
Derivative financial instruments asset (See Note 8.2, Note 13.2)	Ps. 228	Ps. 131	Ps. 351	Ps. 2,907
Derivative financial instruments liability (See Note 25.1, Note 25.3)	202	5,146	64	3,565
Trust assets of labor obligations (See Note 16.2)	1,426		1,416

Disclosure of reconciliation of each component of equity and the analysis of other comprehensive income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts	Cross-currency swaps	Commodity price contracts	Total holders of the parent	Non-controlling interest	Total
As at December 31, 2021	Ps. 20	Ps. 905	Ps. 299	Ps. 1,224	Ps. 90	Ps. 1,314
Financial instruments – purchases	(470)	79	(49)	(440)	(37)	(477)
Change in fair value of financial instruments recognized in OCI	(442)	(2,331)	282	(2,491)	(185)	(2,676)
Amount reclassified from OCI to profit or loss	526	—	(613)	(87)	(33)	(120)
Foreign currency revaluation of the net foreign operations	—	1,086	—	1,086	97	1,183
Effects of changes in foreign exchange rates	4	3	2	9	1	10
Income tax effect	96	358	125	579	53	632
As at December 31, 2022	Ps. (266)	Ps. 100	Ps. 46	Ps. (120)	Ps. (14)	Ps. (134)
Financial instruments – purchases	(502)	(228)	(124)	(854)	(55)	(909)
Change in fair value of financial instruments recognized in OCI	(1,454)	(2,667)	271	(3,850)	(148)	(3,998)
Amount reclassified from OCI to profit or loss	1,807	—	(363)	1,444	(16)	1,428
Foreign currency revaluation of the net foreign operations	—	2,703	—	2,703	150	2,853
Effects of changes in foreign exchange rates	5	(1)	(2)	2	(1)	1
Income tax effect	78	64	70	212	24	236
As at December 31, 2023	Ps. (332)	Ps. (29)	Ps. (102)	Ps. (463)	Ps. (60)	Ps. (523)

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
At December 31, 2023, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2024	Ps. 10,700	Ps. (550)	Ps. 36
At December 31, 2022, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 10,778	Ps. (397)	Ps. 61

Disclosure of Outstanding Cross Currency Swap Agreements
At December 31, 2023, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 5,210	Ps. (984)	Ps. 96
2027	7,602	(1,377)
2030	13,633	(803)
2032	507	(51)
At December 31, 2022, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 11,381	Ps. —	Ps. 2,278
2026	5,971	(918)	364
2027	8,713	(418)	95
2030	3,679	(104)	110

Summary of Outstanding Interest Rate Swap Agreements	December 31, 2023, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 8,447	Ps. (1,381)	Ps. —

At December 31, 2022, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 9,681	Ps. (1,728)	Ps. —

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2023, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2024	Ps. 647	Ps. —	Ps. 21

As of December 31, 2023, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2024	Ps. 2,593	Ps. (130)	Ps. 206
2025	745	(72)	—
As of December 31, 2022, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 662	Ps. (18)	Ps. 1

As of December 31, 2022, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 1,688	Ps. (46)	Ps. 328
2024	468	—	21

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria	Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement - Gain (Loss)	2023	2022	2021
Cross currency swaps	Interest expense	Ps. (392)	Ps. (1)	Ps. —
Cross currency swaps	Foreign exchange	(747)	(5)	—
Forward agreements to purchase foreign currency	Cost of good sold	(1,834)	(681)	(788)
Commodity Price contracts	Cost of good sold	430	614	1,245

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of changes in fair value of derivative financial instruments that are designated as a Fair Value Hedge

Derivative	Impact in consolidated income statement	2023	2022	2021
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	Ps. 141	Ps. (2,270)	Ps. 80

Summary of Sensitivity Analysis of Interest Rate Risks Management	The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interest rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreements to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2023	(11)%	Ps. (465)
2022	(10)%	(512)
2021	(11)%	(298)	—
Forward agreements to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2023	(12)%	Ps. (521)
2022	(18)%	(550)
2021	(16)%	(284)	—
Forward agreements to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2023	(16)%	Ps. (225)
2022	(17)%	(112)
2021	(11)%	(81)	—
Forward agreements to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2023	(55)%	Ps. (140)
2022	(3)%	(10)
2021	(1)%	(3)	—
Forward agreements to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2023	(5)%	Ps. (20)
2022	(7)%	(25)
2021	(4)%	(7)	—
Forward agreements to purchase U.S. Dollar (CRC/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2023	(7)%	Ps. (15)
2022	(7)%	(24)	—
2021	(3)%	(10)	—
Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity	Profit and loss effect
2023	(11)%	Ps. (1,314)
2022	(10)%	(1,220)
2021	(11)%	(1,645)	—
Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity	Profit and loss effect
2023	(12)%	Ps. (1,683)
2022	(18)%	(2,893)
2021	(16)%	(2,300)	—
Sugar price contracts	Change on sugar Price	Effect on equity	Profit and loss effect
2023	(29)%	Ps. (765)
2022	(22)%	(333)
2021	(28)%	(714)	—
Aluminum price contracts	Change on Aluminum price	Effect on equity	Profit and loss effect
2023	(22)%	Ps. (147)
2022	(35)%	(189)
2021	(24)%	(39)	—
The following disclosures provide a sensitivity analysis of the interest rate risks considered reasonably possible for the following fiscal year, according with its existing floating rate borrowings and derivative financial floating rate instruments at the end of the reporting period:

Interest Rate Risk	Change in rate	Effect on profit or (loss)
2023	+100 bps	Ps. (187)
2022	+100 bps	(203)
2021	+100 bps	(160)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities	Cash outflows for financial liabilities without fixed amounts or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2023.

(In millions of Ps)	2024	2025	2026	2027	2028	2029 and thereafter
Notes and bonds	Ps. —	Ps. 1,727	Ps. 2,925	Ps. 8,494	Ps. 9,960	Ps. 41,845
Loans from banks	140	121	2	—	—	—
Derivatives financial liabilities (assets)	417	72	889	1,377	2,234	—

Summary of Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks
As of December 31, 2023, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	3,045	1,781	—
Average exchange rate MXN/USD	18.42	18.40	—
Notional amount (in millions of pesos)	2,486	1,370	—
Average exchange rate BRL/USD	5.10	5.07	—
Notional amount (in millions of pesos)	757	334	—
Average exchange rate COP/USD	4,436	4,316	—
Notional amount (in millions of pesos)	150	—	—
Average exchange rate ARS/USD	668.06	—	—
Notional amount (in millions of pesos)	344	163	—
Average exchange rate UYU/USD	40.18	40.66	—
Notional amount (in millions of pesos)	154	117	—
Average exchange rate CRC/USD	558.89	556.00	—
Notional amount (in millions of pesos)	—	—	—
Average exchange rate ARS/MXN	—	—	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	—	11,944
Average exchange rate MXN/USD	—	—	19.37
Notional amount (in millions of pesos)	—	—	14,022
Average exchange rate BRL/USD	—	—	5.05
Notional amount (in millions of pesos)	—	—	987
Average exchange rate COP/USD	—	—	3,550
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	—	8,447
Average interest rate	—	—	0.16%
Commodities risk
Aluminum (in millions of pesos)	298	349	—
Average price (USD/Ton)	2,304.43	2,363.73	—
Sugar (in millions of pesos)	1,703	890	745
Average price (USD cent/Lb)	22.43	22.18	22.62
As of December 31, 2022, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	3,405	2,474	—
Average exchange rate MXN/USD	20.71	20.86	—
Notional amount (in millions of pesos)	1,857	746	—
Average exchange rate BRL/USD	5.34	5.55	—
Notional amount (in millions of pesos)	407	207	—
Average exchange rate COP/USD	4,502.00	4,977.00	—
Notional amount (in millions of pesos)	437	—	—
Average exchange rate ARS/USD	231.40	—	—
Notional amount (in millions of pesos)	299	139	—
Average exchange rate UYU/USD	42.51	42.74	—
Notional amount (in millions of pesos)	332	182	—
Average exchange rate CRC/USD	686.50	664.50	—
Notional amount (in millions of pesos)	293	—	—
Average exchange rate ARS/MXN	10.57	—	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	1,743	10,455
Average exchange rate MXN/USD	—	19.08	19.84
Notional amount (in millions of pesos)	—	9,294	6,777
Average exchange rate BRL/USD	—	4.00	5.28
Notional amount (in millions of pesos)	345	—	1,131
Average exchange rate COP/USD	3,926.00	—	3,550.00
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	—	9,681
Average interest rate	—	—	0.16%
Commodities risk
Aluminum (in millions of pesos)	294	368	—
Average price (USD/Ton)	2,483.00	2,480.00	—
Sugar (in millions of pesos)	1,058	631	468
Average price (USD cent/Lb)	17.62	17.08	17.14